Expense Example {- Investor Freedom 2045 Portfolio} - NF_02.28 VIP Investor Freedom Funds Investor Combo_PRO-01 - Investor Freedom 2045 Portfolio	Feb. 17, 2023 USD ($)
Investor Class
Expense Example:
1 year	$ 70
Investor Freedom 2045 Portfolio null
Expense Example:
3 years	$ 221